Derivative Instruments - Summary of Fair Values of Derivative Instruments (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Not Designated as Hedging Instrument | Foreign Exchange Forward Contracts
Derivative [Line Items]
Notional value	$ 274,181	$ 285,343
Not Designated as Hedging Instrument | Foreign Exchange Forward Contracts | Other Current Assets
Derivative [Line Items]
Assets, Fair Value	209	3,090
Not Designated as Hedging Instrument | Foreign Exchange Forward Contracts | Other Accrued Liabilities
Derivative [Line Items]
Liabilities, Fair Value	3,232	532
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Notional value	100,000	100,000
Not Designated as Hedging Instrument | Interest Rate Swap | Other Assets, Net
Derivative [Line Items]
Assets, Fair Value	0	515
Not Designated as Hedging Instrument | Interest Rate Swap | Other Accrued Liabilities
Derivative [Line Items]
Liabilities, Fair Value	128	0
Designated as Hedging Instrument | Interest Rate Swap | Cash Flow Hedging
Derivative [Line Items]
Notional value	1,500,000	1,900,000
Designated as Hedging Instrument | Interest Rate Swap | Cash Flow Hedging | Other Accrued Liabilities
Derivative [Line Items]
Liabilities, Fair Value	$ 115,598	$ 83,428